CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2026
Supplemental Cash Flow Elements [Abstract]
Schedule of cash and cash equivalents and restricted cash
	July 31
	2026	2025
Cash and cash equivalents	$2,074,964	$748,597
Restricted cash, tenant security deposits	959,203	938,342
Restricted cash, other	71,828	71,806
	$3,105,995	$1,758,745

Schedule of supplemental disclosure of cash flow information
	July 31,
	2026	2025
Cash Flow Information
Interest paid	$238,347	$70,141
Income tax paid (refunded)	—	—

Non-cash information
Recognition of operating lease right-of-use assets	$1,575,690	—
Recognition of operating lease liabilities	$1,575,690	—